CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		6 Months Ended		11 Months Ended		12 Months Ended
		Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	[1]	$ 43,456		$ 212,978		$ 171,919		$ 172,560
Vessel operating expenses	[1]	(7,706)		(40,459)		(48,048)		(45,314)
Voyage, charter hire and commission expenses, net	[1]	(1,229)		(1,644)		(709)		(11,228)
Administrative expenses	[1]	(5,422)		(14,004)		(17,743)		(14,437)
Depreciation and amortization		(5,745)	[1]	(45,935)	[1]	(43,389)	[1]	(44,328)	[2]
Total operating expenses	[1]	(20,102)		(102,042)		(109,889)		(115,307)
Other operating income	[1]	4,374		0		5,020		3,262
Operating income	[1]	27,728		110,936		67,050		60,515
Interest income	[1]	4		1,273		7		70
Interest expense	[1]	(4,725)		(30,664)		(18,087)		(26,953)
Gains on derivative instruments	[1]	0		8,592		0		0
Other financial items, net	[1]	622		(2,526)		(380)		(895)
Net financial expense	[1]	(4,099)		(23,325)		(18,460)		(27,778)
Income before income taxes and non-controlling interests	[1]	23,629		87,611		48,590		32,737
Income taxes	[1]	(385)		(111)		(222)		(353)
Net income		23,244	[2]	87,500	[2]	48,368	[3]	32,384	[1]
Net income attributable to non-controlling interests	[1]	(8,206)		(1,758)		(32,502)		(33,794)
Net income/(loss) attributable to the Owners of Cool Company Ltd. / Predecessor's Parent	[1]	$ 15,038		$ 85,742		$ 15,866		$ (1,410)
Earnings/(loss) per share attributable to Golar LNG Ltd stockholders Per common share amounts:
Basic earnings/(loss) per share (in dollars per share)	[1]	$ 14.89		$ 2.12		$ 15.71		$ (1.40)
Diluted earnings/(loss) per share (in dollars per share)	[1]	$ 14.89		$ 2.12		$ 15.71		$ (1.40)
Time and voyage charter revenues
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	[1]	$ 37,289		$ 183,567		$ 161,958		$ 164,740
Vessel and other management fees revenues
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	[1]	6,167		7,125		9,961		7,820
Amortization of intangible assets and liabilities arising from charter agreements, net
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	[1]	$ 0		$ 22,286		$ 0		$ 0

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[3]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.